RETIREMENT BENEFITS - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in accumulated other comprehensive income (loss)
Change in deferred taxes, net		$ 24	$ 660	$ (698)
Change, net of tax	[1]	43	(1,170)	1,281
Pension Plans and Postretirement Benefit Plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(5,159)	(3,989)	(5,270)
Cumulative effect of change in accounting policy		0	0	(22)
Actuarial assumptions changes and plan experience		898	(3,404)	2,380
Net asset gain (loss) due to difference between actual and expected returns		(1,457)	833	(1,084)
Net amortizations		236	202	271
Prior service (cost) credit		(6)	13	360
Curtailment/settlement gain		57	67	0
Foreign exchange impact and other		291	459	74
Change in deferred taxes, net		24	660	(698)
Change, net of tax		43	(1,170)	1,281
End-of-period balance, net of tax		(5,116)	(5,159)	(3,989)
U.S. Nonqualified Pension Plan
Change in accumulated other comprehensive income (loss)
Actuarial assumptions changes and plan experience		$ 46	$ (111)	$ 58

[1]	Reflects adjustments based on the actuarial valuations of the Company’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.